Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 23. Subsequent events

The Company has evaluated subsequent events through the date the financial statements were issued and filed with the SEC. Based on the Company’s evaluation, no other event has occurred requiring adjustment or disclosure in the notes to the consolidated financial statements, except the following:

On January 9, 2026, the Company passed the shareholder resolutions and board resolutions to increase the Company’s authorized share capital from US$50,000 divided into 350,000,000 Class A Ordinary Shares of par value US$0.0001 each and 150,000,000 Class B Ordinary Shares of par value US$0.0001 each to US$350,000 divided into 3,350,000,000 Class A Ordinary Shares of par value US$0.0001 each and 150,000,000 Class B Ordinary Shares of par value US$0.0001 each.

On February 4, 2026, the Board of Directors approved a private investment in public equity transaction under Regulation S. The Company agreed to issue 202,000,000 Class A ordinary shares at a purchase price of US$0.16012 per share. In February 2026, the Company completed the offering and received aggregate gross proceeds of approximately US$32.34 million from twelve non-U.S. investors. The Company intends to use the net proceeds for general corporate purposes.